Assets Classified As Held for Sale and Liabilities Directly Associated With Assets Classified As Held for Sale	12 Months Ended
Dec. 31, 2012
Assets Classified As Held for Sale and Liabilities Directly Associated With Assets Classified As Held for Sale
(6)	ASSETS CLASSIFIED AS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE

In December 2012, the Group management has been involved in an active program to locate a buyer for LDK Solar Hi-Tech (Hefei) Co., Ltd. (“LDK HF”), a wholly owned PRC subsidiary of LDK Solar Co., Ltd..

The Group management determined that carrying value of assets classified as held for sale was lower than its fair value less cost to sell. Therefore, a loss was recognized for write-down to fair-value less cost to sell, amounting to US$ 74,178 for the year ended December 31, 2012.

The disposal transaction is expected to be structured as sale of the shares of a subsidiary and the Company elects to classify the deferred taxes associated with the individual assets and liabilities as assets or liabilities held for sale.

The followings table details the Group’s assets classified as held for sale and liabilities directly associated with assets classified as held for sale as at December 31, 2012:

December 31, 2012
Assets classified as held for sale
Cash and cash equivalents	554
Pledged bank deposits	21,043
Trade accounts and bills receivable, net	1,564
Inventories	26,801
Other current assets	56,348
Prepayments to suppliers, net	543
Property, plant and equipment, net	420,646
Land use rights	40,865
Other non-current assets	17,355

Subtotal	585,719

Write-down of assets held for sale to fair value less cost to sell	(74,178)

Total assets	511,541

Liabilities directly associated with assets classified as held for sale
Borrowings	(353,959)
Bills payable	(74,408)
Trade accounts payable	(8,610)
Advance payments from customers	(10)
Accrued expenses and other payables	(84,761)

Total liabilities	(521,748)